CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 3,438	$ 3,048
Marketable securities	1,898	3,349
Trade receivables	2,207	3,076
Restricted cash	585	787
Prepaid expenses	349	240
Other current assets	496	425
Total current assets	8,973	10,925
LONG-TERM ASSETS:
Marketable securities	1,161	1,185
Severance pay fund	148	136
Deferred taxes	72	442
Other assets	120	38
Property and equipment, net	388	397
Total long-term assets	1,889	2,198
Total assets	10,862	13,123
CURRENT LIABILITIES:
Trade payables	1,074	1,190
Accrued expenses and other liabilities	1,787	2,152
Deferred revenues	1,485	2,156
Total current liabilities	4,346	5,498
LONG-TERM LIABILITIES:
Deferred revenues	202	369
Accrued severance pay	418	376
Other long-term liabilities	495	87
Total long-term liabilities	1,115	832
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 7,500,000 shares at December 31, 2015 and 2014; Issued: 5,297,054 and 5,271,372 shares at December 31, 2015 and 2014, respectively; Outstanding: 4,185,258 and 4,159,576 shares at December 31, 2015 and 2014, respectively.	61	60
Additional paid-in capital	76,202	76,022
Treasury shares at cost - 1,111,796 Ordinary shares at December 31, 2015 and 2014	(17,863)	(17,863)
Accumulated other comprehensive income, net	388	720
Accumulated deficit	(53,387)	(52,146)
Total shareholders' equity	5,401	6,793
Total liabilities and shareholders' equity	$ 10,862	$ 13,123